Document And Entity Information	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	CTS CORPORATION
Entity Central Index Key	0000026058
Entity Emerging Growth Company	false
Entity File Number	1-4639
Entity Incorporation, State or Country Code	IN
Entity Tax Identification Number	35-0225010
Entity Address, Address Line One	4925 Indiana Avenue
Entity Address, City or Town	Lisle
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60532
City Area Code	(630)
Local Phone Number	577-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	CTS
Security Exchange Name	NYSE